Debt - Schedule of Short Term Debt Obligations (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017
Less: Fair value of derivative liability in Hana loan	$ 509	$ 480
Successor [Member]
Less: unamortized Hana Loan origination fee	(385)
Less: Fair value of derivative liability in Hana loan	(509)
Other short-term borrowings	22,834
Short-term debt, net unamortized origination fee and excluding current installments	71,940
Successor [Member] | Hana Loan [Member]
Short term loan amount	$ 50,000
Predecessor [Member]
Less: unamortized Hana Loan origination fee
Less: Fair value of derivative liability in Hana loan
Other short-term borrowings			8,773
Short-term debt, net unamortized origination fee and excluding current installments			8,773
Predecessor [Member] | Hana Loan [Member]
Short term loan amount